Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 12, 2024	Jul. 31, 2025	Jul. 31, 2015	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 17, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 02, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000231047
Account Value [Line Items]
Account Value		$ 12,130		$ 12,263	$ 12,119	$ 11,927	$ 12,091	$ 12,272	$ 12,053	$ 11,709	$ 12,508	$ 11,824	$ 12,036	$ 11,896	$ 11,426	$ 11,015	$ 10,854	$ 10,619	$ 11,051	$ 10,724	$ 10,480	$ 10,343	$ 10,015	$ 9,288		$ 9,408	$ 9,796	$ 9,901	$ 9,736	$ 9,236	$ 9,565	$ 9,430	$ 9,112	$ 9,463	$ 9,226	$ 9,581	$ 9,024	$ 8,330	$ 9,023	$ 9,317	$ 8,796	$ 9,203	$ 9,217	$ 9,772	$ 9,354	$ 9,693	$ 10,399	$ 9,781	$ 10,000
C000245481
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 12,518		12,487	12,165	11,948	11,901	12,061	11,919	11,778	11,996	11,714	11,979	11,783	11,565	11,317	11,176	10,868	11,193	10,989	10,886	10,899	10,443	9,833	$ 10,000
C000245484
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 12,951		12,901	12,521	12,200	12,161	12,389	12,273	12,051	12,361	12,010	12,290	12,066	11,815	11,550	11,398	11,028	11,397	11,144	10,955	10,976	10,472	9,765	10,000
C000245485
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 13,288		13,225	12,785	12,367	12,327	12,616	12,540	12,293	12,625	12,218	12,504	12,265	11,992	11,713	11,552	11,141	11,536	11,250	10,994	11,018	10,487	9,720	10,000
C000245486
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 13,608		13,527	13,036	12,525	12,485	12,831	12,791	12,493	12,867	12,410	12,694	12,440	12,149	11,863	11,694	11,244	11,660	11,342	11,016	11,044	10,491	9,677	10,000
C000245487
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 13,889		13,789	13,246	12,645	12,611	13,023	13,021	12,670	13,083	12,575	12,862	12,598	12,296	12,006	11,818	11,336	11,778	11,435	11,037	11,060	10,488	9,634	10,000
C000245488
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 14,139		14,016	13,419	12,739	12,696	13,150	13,194	12,804	13,223	12,680	12,957	12,688	12,394	12,113	11,928	11,424	11,856	11,489	11,032	11,033	10,477	9,617	10,000
C000245489
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 14,245		14,111	13,492	12,774	12,720	13,189	13,258	12,851	13,266	12,710	12,979	12,710	12,418	12,142	11,953	11,443	11,873	11,501	11,023	11,023	10,470	9,609	10,000
C000245490
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 14,259		14,123	13,502	12,778	12,723	13,193	13,266	12,855	13,269	12,710	12,978	12,709	12,418	12,143	11,954	11,443	11,874	11,501	11,023	11,023	10,470	9,609	10,000
C000245482
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value		$ 14,258		14,123	13,501	12,778	12,723	13,193	13,266	12,855	13,269	12,710	12,978	12,709	12,418	12,143	11,954	11,443	11,874	11,501	11,023	11,023	10,470	9,609	10,000
C000254668
Account Value [Line Items]
Account Value	$ 10,000	$ 10,876		10,773	10,299	9,748	9,705	10,064	10,120	9,807	10,123
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Account Value		$ 12,236	$ 10,000	12,253	12,065	12,127	12,084	12,087	11,842	11,771	11,952	11,827	12,102	11,938	11,765	11,504	11,400	11,214	11,482	11,370	11,508	11,536	11,114	10,636		10,798	11,062	11,129	11,118	11,135	11,252	11,183	10,927	11,202	10,865	10,902	10,510	10,627	11,105	11,402	11,122	11,349	11,287	11,724	12,048	12,214	12,488	12,496		$ 12,481	$ 12,491	$ 12,599	$ 12,607	$ 12,482	$ 12,392	$ 12,345	$ 12,242	$ 12,386	$ 12,548	$ 12,627	$ 12,584	$ 12,422	$ 12,466	$ 12,489	$ 12,561	$ 12,344	$ 12,242	$ 12,129	$ 11,891	$ 12,127	$ 11,948	$ 11,738	$ 11,720	$ 11,723	$ 11,685	$ 11,736	$ 11,476	$ 11,442	$ 11,283	$ 11,112	$ 11,097	$ 10,900	$ 10,888	$ 10,740	$ 10,574	$ 10,527	$ 10,616	$ 10,662	$ 10,609	$ 10,587	$ 10,603	$ 10,545	$ 10,616	$ 10,563	$ 10,664	$ 10,767	$ 10,720	$ 10,736	$ 10,723	$ 10,761	$ 10,669	$ 10,616	$ 10,625	$ 10,544	$ 10,457	$ 10,461	$ 10,381	$ 10,344	$ 10,314	$ 10,551	$ 10,621	$ 10,619	$ 10,607	$ 10,520	$ 10,339	$ 10,331	$ 10,261	$ 10,136	$ 10,065	$ 9,955	$ 10,005	$ 10,042	$ 10,009	$ 9,971
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Account Value		$ 12,236	10,000	12,253	12,065	12,127	12,084	12,087	11,842	11,771	11,952	11,827	12,102	11,938	11,765	11,504	11,400	11,214	11,482	11,370	11,508	11,536	11,114	10,636		10,798	11,062	11,129	11,118	11,135	11,252	11,183	10,927	11,202	10,865	10,902	10,510	10,627	11,105	11,402	11,122	11,349	11,287	11,724	12,048	12,214	12,488	12,496		12,481	12,491	12,599	12,607	12,482	12,392	12,345	12,242	12,386	12,548	12,627	12,584	12,422	12,466	12,489	12,561	12,344	12,242	12,129	11,891	12,127	11,948	11,738	11,720	11,723	11,685	11,736	11,476	11,442	11,283	11,112	11,097	10,900	10,888	10,740	10,574	10,527	10,616	10,662	10,609	10,587	10,603	10,545	10,616	10,563	10,664	10,767	10,720	10,736	10,723	10,761	10,669	10,616	10,625	10,544	10,457	10,461	10,381	10,344	10,314	10,551	10,621	10,619	10,607	10,520	10,339	10,331	10,261	10,136	10,065	9,955	10,005	10,042	10,009	9,971
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Account Value		$ 26,049	10,000	25,699	24,592	23,258	23,048	23,998	24,137	23,218	23,785	23,666	24,205	23,658	22,481	22,702	22,207	21,345	22,075	21,401	20,519	20,407	19,473	17,827		18,380	19,173	19,724	19,027	17,985	18,183	17,930	17,393	17,903	16,703	17,392	16,141	15,222	16,833	17,477	16,337	17,847	17,827	19,379	18,967	19,470	20,472	19,684		20,168	19,188	20,014	19,525	19,392	19,130	18,846	18,060	17,593	17,197	17,278	16,509	14,696	15,063	15,565	14,268	13,933	13,503	12,944	11,691	13,514	14,673	14,872	14,368	14,024	13,647	13,364	13,689	13,649	12,808	13,617	13,173	13,008	12,671	11,744	12,633	12,450	13,457	13,400	13,297	12,909	12,978	12,961	12,829	13,123	13,701	12,970	12,764	12,523	12,268	12,035	11,990	11,664	11,615	11,367	11,192	11,056	10,754	10,469	10,248	10,171	10,348	10,288	10,253	9,828	9,889	9,876	9,732	9,061	9,124	9,711	9,890	9,974	9,249	9,597
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Account Value		$ 26,049	10,000	25,699	24,592	23,258	23,048	23,998	24,137	23,218	23,785	23,666	24,205	23,658	22,481	22,702	22,207	21,345	22,075	21,401	20,519	20,407	19,473	17,827		18,380	19,173	19,724	19,027	17,985	18,183	17,930	17,393	17,903	16,703	17,392	16,141	15,222	16,833	17,477	16,337	17,847	17,827	19,379	18,967	19,470	20,472	19,684		20,168	19,188	20,014	19,525	19,392	19,130	18,846	18,060	17,593	17,197	17,278	16,509	14,696	15,063	15,565	14,268	13,933	13,503	12,944	11,691	13,514	14,673	14,872	14,368	14,024	13,647	13,364	13,689	13,649	12,808	13,617	13,173	13,008	12,671	11,744	12,633	12,450	13,457	13,400	13,297	12,909	12,978	12,961	12,829	13,123	13,701	12,970	12,764	12,523	12,268	12,035	11,990	11,664	11,615	11,367	11,192	11,056	10,754	10,469	10,248	10,171	10,348	10,288	10,253	9,828	9,889	9,876	9,732	9,061	9,124	9,711	9,890	9,974	9,249	9,597
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Account Value		$ 12,236	$ 10,000	12,253	12,065	12,127	12,084	12,087	11,842	11,771	11,952	11,827	12,102	11,938	11,765	11,504	11,400	11,214	11,482	11,370	11,508	11,536	11,114	10,636		10,798	11,062	11,129	11,118	11,135	11,252	11,183	10,927	11,202	10,865	10,902	10,510	10,627	11,105	11,402	11,122	11,349	11,287	11,724	12,048	12,214	12,488	12,496		12,481	12,491	12,599	12,607	12,482	12,392	12,345	12,242	12,386	12,548	12,627	12,584	12,422	12,466	12,489	12,561	12,344	12,242	12,129	11,891	12,127	11,948	11,738	11,720	11,723	11,685	11,736	11,476	11,442	11,283	11,112	11,097	10,900	10,888	10,740	10,574	10,527	10,616	10,662	10,609	10,587	10,603	10,545	10,616	10,563	10,664	10,767	10,720	10,736	10,723	10,761	10,669	10,616	10,625	10,544	10,457	10,461	10,381	10,344	10,314	10,551	10,621	10,619	10,607	10,520	10,339	10,331	10,261	10,136	10,065	9,955	10,005	10,042	10,009	9,971
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Account Value		$ 35,852	$ 10,000	35,050	33,335	31,314	31,475	33,431	33,966	32,962	33,823	31,831	32,068	31,392	30,653	30,273	29,228	27,895	29,096	28,199	26,763	26,353	25,167	22,998		23,540	24,698	25,122	24,286	22,768	22,620	22,337	21,571	22,098	20,734	22,029	20,893	19,356	21,335	22,205	20,310	22,143	22,192	24,404	23,575	24,287	25,744	24,766		25,017	23,386	24,545	23,842	23,291	22,660	22,552	21,388	20,612	20,087	20,276	19,472	17,453	17,919	18,614	17,314	16,344	15,979	15,189	13,423	15,373	16,738	16,705	16,230	15,642	15,308	15,041	15,307	15,074	14,085	15,035	14,456	14,193	13,734	12,690	13,946	13,680	14,700	14,633	14,164	13,674	13,581	13,258	13,205	13,535	14,051	13,288	13,146	12,757	12,472	12,222	12,183	11,939	11,865	11,705	11,580	11,564	11,126	10,901	10,701	10,328	10,527	10,516	10,500	10,116	10,090	9,909	9,860	9,228	9,248	9,767	9,934	9,899	9,145	9,393
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Account Value		$ 35,852	$ 10,000	35,050	33,335	31,314	31,475	33,431	33,966	32,962	33,823	31,831	32,068	31,392	30,653	30,273	29,228	27,895	29,096	28,199	26,763	26,353	25,167	22,998		23,540	24,698	25,122	24,286	22,768	22,620	22,337	21,571	22,098	20,734	22,029	20,893	19,356	21,335	22,205	20,310	22,143	22,192	24,404	23,575	24,287	25,744	24,766		25,017	23,386	24,545	23,842	23,291	22,660	22,552	21,388	20,612	20,087	20,276	19,472	17,453	17,919	18,614	17,314	16,344	15,979	15,189	13,423	15,373	16,738	16,705	16,230	15,642	15,308	15,041	15,307	15,074	14,085	15,035	14,456	14,193	13,734	12,690	13,946	13,680	14,700	14,633	14,164	13,674	13,581	13,258	13,205	13,535	14,051	13,288	13,146	12,757	12,472	12,222	12,183	11,939	11,865	11,705	11,580	11,564	11,126	10,901	10,701	10,328	10,527	10,516	10,500	10,116	10,090	9,909	9,860	9,228	9,248	9,767	9,934	9,899	9,145	9,393
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Account Value		$ 35,852	$ 10,000	35,050	33,335	31,314	31,475	33,431	33,966	32,962	33,823	31,831	32,068	31,392	30,653	30,273	29,228	27,895	29,096	28,199	26,763	26,353	25,167	22,998		23,540	24,698	25,122	24,286	22,768	22,620	22,337	21,571	22,098	20,734	22,029	20,893	19,356	21,335	22,205	20,310	22,143	22,192	24,404	23,575	24,287	25,744	24,766		25,017	23,386	24,545	23,842	23,291	22,660	22,552	21,388	20,612	20,087	20,276	19,472	17,453	17,919	18,614	17,314	16,344	15,979	15,189	13,423	15,373	16,738	16,705	16,230	15,642	15,308	15,041	15,307	15,074	14,085	15,035	14,456	14,193	13,734	12,690	13,946	13,680	14,700	14,633	14,164	13,674	13,581	13,258	13,205	13,535	14,051	13,288	13,146	12,757	12,472	12,222	12,183	11,939	11,865	11,705	11,580	11,564	11,126	10,901	10,701	10,328	10,527	10,516	10,500	10,116	10,090	9,909	9,860	9,228	9,248	9,767	9,934	9,899	9,145	9,393
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Account Value		$ 35,852	$ 10,000	35,050	33,335	31,314	31,475	33,431	33,966	32,962	33,823	31,831	32,068	31,392	30,653	30,273	29,228	27,895	29,096	28,199	26,763	26,353	25,167	22,998		23,540	24,698	25,122	24,286	22,768	22,620	22,337	21,571	22,098	20,734	22,029	20,893	19,356	21,335	22,205	20,310	22,143	22,192	24,404	23,575	24,287	25,744	24,766		25,017	23,386	24,545	23,842	23,291	22,660	22,552	21,388	20,612	20,087	20,276	19,472	17,453	17,919	18,614	17,314	16,344	15,979	15,189	13,423	15,373	16,738	16,705	16,230	15,642	15,308	15,041	15,307	15,074	14,085	15,035	14,456	14,193	13,734	12,690	13,946	13,680	14,700	14,633	14,164	13,674	13,581	13,258	13,205	13,535	14,051	13,288	13,146	12,757	12,472	12,222	12,183	11,939	11,865	11,705	11,580	11,564	11,126	10,901	10,701	10,328	10,527	10,516	10,500	10,116	10,090	9,909	9,860	9,228	9,248	9,767	9,934	9,899	9,145	9,393
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Account Value		$ 35,852	$ 10,000	35,050	33,335	31,314	31,475	33,431	33,966	32,962	33,823	31,831	32,068	31,392	30,653	30,273	29,228	27,895	29,096	28,199	26,763	26,353	25,167	22,998		23,540	24,698	25,122	24,286	22,768	22,620	22,337	21,571	22,098	20,734	22,029	20,893	19,356	21,335	22,205	20,310	22,143	22,192	24,404	23,575	24,287	25,744	24,766		25,017	23,386	24,545	23,842	23,291	22,660	22,552	21,388	20,612	20,087	20,276	19,472	17,453	17,919	18,614	17,314	16,344	15,979	15,189	13,423	15,373	16,738	16,705	16,230	15,642	15,308	15,041	15,307	15,074	14,085	15,035	14,456	14,193	13,734	12,690	13,946	13,680	14,700	14,633	14,164	13,674	13,581	13,258	13,205	13,535	14,051	13,288	13,146	12,757	12,472	12,222	12,183	11,939	11,865	11,705	11,580	11,564	11,126	10,901	10,701	10,328	10,527	10,516	10,500	10,116	10,090	9,909	9,860	9,228	9,248	9,767	9,934	9,899	9,145	9,393
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,380		11,410	11,237	11,321	11,277	11,273	11,028	11,214	11,400	11,359	11,645	11,491	11,009	11,067	10,964	10,783	11,060	10,959	11,121	11,146	10,735	10,272	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 14,845		14,522	13,821	12,989	13,066	13,871	14,120	13,443	13,830	13,759	13,859	13,569	12,738	13,065	12,647	12,078	12,616	12,221	11,593	11,434	10,894	9,964	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 14,845		14,522	13,821	12,989	13,066	13,871	14,120	13,443	13,830	13,759	13,859	13,569	12,738	13,065	12,647	12,078	12,616	12,221	11,593	11,434	10,894	9,964	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 14,845		14,522	13,821	12,989	13,066	13,871	14,120	13,443	13,830	13,759	13,859	13,569	12,738	13,065	12,647	12,078	12,616	12,221	11,593	11,434	10,894	9,964	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 14,845		14,522	13,821	12,989	13,066	13,871	14,120	13,443	13,830	13,759	13,859	13,569	12,738	13,065	12,647	12,078	12,616	12,221	11,593	11,434	10,894	9,964	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 14,845		14,522	13,821	12,989	13,066	13,871	14,120	13,443	13,830	13,759	13,859	13,569	12,738	13,065	12,647	12,078	12,616	12,221	11,593	11,434	10,894	9,964	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 14,845		14,522	13,821	12,989	13,066	13,871	14,120	13,443	13,830	13,759	13,859	13,569	12,738	13,065	12,647	12,078	12,616	12,221	11,593	11,434	10,894	9,964	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 14,845		14,522	13,821	12,989	13,066	13,871	14,120	13,443	13,830	13,759	13,859	13,569	12,738	13,065	12,647	12,078	12,616	12,221	11,593	11,434	10,894	9,964	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 14,845		14,522	13,821	12,989	13,066	13,871	14,120	13,443	13,830	13,759	13,859	13,569	12,738	13,065	12,647	12,078	12,616	12,221	11,593	11,434	10,894	9,964	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Account Value		$ 26,049	10,000	25,699	24,592	23,258	23,048	23,998	24,137	23,218	23,785	23,666	24,205	23,658	22,481	22,702	22,207	21,345	22,075	21,401	20,519	20,407	19,473	17,827		18,380	19,173	19,724	19,027	17,985	18,183	17,930	17,393	17,903	16,703	17,392	16,141	15,222	16,833	17,477	16,337	17,847	17,827	19,379	18,967	19,470	20,472	19,684		20,168	19,188	20,014	19,525	19,392	19,130	18,846	18,060	17,593	17,197	17,278	16,509	14,696	15,063	15,565	14,268	13,933	13,503	12,944	11,691	13,514	14,673	14,872	14,368	14,024	13,647	13,364	13,689	13,649	12,808	13,617	13,173	13,008	12,671	11,744	12,633	12,450	13,457	13,400	13,297	12,909	12,978	12,961	12,829	13,123	13,701	12,970	12,764	12,523	12,268	12,035	11,990	11,664	11,615	11,367	11,192	11,056	10,754	10,469	10,248	10,171	10,348	10,288	10,253	9,828	9,889	9,876	9,732	9,061	9,124	9,711	9,890	9,974	9,249	9,597
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Account Value		$ 26,049	10,000	25,699	24,592	23,258	23,048	23,998	24,137	23,218	23,785	23,666	24,205	23,658	22,481	22,702	22,207	21,345	22,075	21,401	20,519	20,407	19,473	17,827		18,380	19,173	19,724	19,027	17,985	18,183	17,930	17,393	17,903	16,703	17,392	16,141	15,222	16,833	17,477	16,337	17,847	17,827	19,379	18,967	19,470	20,472	19,684		20,168	19,188	20,014	19,525	19,392	19,130	18,846	18,060	17,593	17,197	17,278	16,509	14,696	15,063	15,565	14,268	13,933	13,503	12,944	11,691	13,514	14,673	14,872	14,368	14,024	13,647	13,364	13,689	13,649	12,808	13,617	13,173	13,008	12,671	11,744	12,633	12,450	13,457	13,400	13,297	12,909	12,978	12,961	12,829	13,123	13,701	12,970	12,764	12,523	12,268	12,035	11,990	11,664	11,615	11,367	11,192	11,056	10,754	10,469	10,248	10,171	10,348	10,288	10,253	9,828	9,889	9,876	9,732	9,061	9,124	9,711	9,890	9,974	9,249	9,597
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Account Value		$ 12,236	10,000	12,253	12,065	12,127	12,084	12,087	11,842	11,771	11,952	11,827	12,102	11,938	11,765	11,504	11,400	11,214	11,482	11,370	11,508	11,536	11,114	10,636		10,798	11,062	11,129	11,118	11,135	11,252	11,183	10,927	11,202	10,865	10,902	10,510	10,627	11,105	11,402	11,122	11,349	11,287	11,724	12,048	12,214	12,488	12,496		12,481	12,491	12,599	12,607	12,482	12,392	12,345	12,242	12,386	12,548	12,627	12,584	12,422	12,466	12,489	12,561	12,344	12,242	12,129	11,891	12,127	11,948	11,738	11,720	11,723	11,685	11,736	11,476	11,442	11,283	11,112	11,097	10,900	10,888	10,740	10,574	10,527	10,616	10,662	10,609	10,587	10,603	10,545	10,616	10,563	10,664	10,767	10,720	10,736	10,723	10,761	10,669	10,616	10,625	10,544	10,457	10,461	10,381	10,344	10,314	10,551	10,621	10,619	10,607	10,520	10,339	10,331	10,261	10,136	10,065	9,955	10,005	10,042	10,009	9,971
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Account Value		$ 12,236	10,000	12,253	12,065	12,127	12,084	12,087	11,842	11,771	11,952	11,827	12,102	11,938	11,765	11,504	11,400	11,214	11,482	11,370	11,508	11,536	11,114	10,636		10,798	11,062	11,129	11,118	11,135	11,252	11,183	10,927	11,202	10,865	10,902	10,510	10,627	11,105	11,402	11,122	11,349	11,287	11,724	12,048	12,214	12,488	12,496		12,481	12,491	12,599	12,607	12,482	12,392	12,345	12,242	12,386	12,548	12,627	12,584	12,422	12,466	12,489	12,561	12,344	12,242	12,129	11,891	12,127	11,948	11,738	11,720	11,723	11,685	11,736	11,476	11,442	11,283	11,112	11,097	10,900	10,888	10,740	10,574	10,527	10,616	10,662	10,609	10,587	10,603	10,545	10,616	10,563	10,664	10,767	10,720	10,736	10,723	10,761	10,669	10,616	10,625	10,544	10,457	10,461	10,381	10,344	10,314	10,551	10,621	10,619	10,607	10,520	10,339	10,331	10,261	10,136	10,065	9,955	10,005	10,042	10,009	9,971
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Account Value		$ 26,049	$ 10,000	25,699	24,592	23,258	23,048	23,998	24,137	23,218	23,785	23,666	24,205	23,658	22,481	22,702	22,207	21,345	22,075	21,401	20,519	20,407	19,473	17,827		18,380	19,173	19,724	19,027	17,985	18,183	17,930	17,393	17,903	16,703	17,392	16,141	15,222	16,833	17,477	16,337	17,847	17,827	19,379	18,967	19,470	20,472	19,684		20,168	19,188	20,014	19,525	19,392	19,130	18,846	18,060	17,593	17,197	17,278	16,509	14,696	15,063	15,565	14,268	13,933	13,503	12,944	11,691	13,514	14,673	14,872	14,368	14,024	13,647	13,364	13,689	13,649	12,808	13,617	13,173	13,008	12,671	11,744	12,633	12,450	13,457	13,400	13,297	12,909	12,978	12,961	12,829	13,123	13,701	12,970	12,764	12,523	12,268	12,035	11,990	11,664	11,615	11,367	11,192	11,056	10,754	10,469	10,248	10,171	10,348	10,288	10,253	9,828	9,889	9,876	9,732	9,061	9,124	9,711	9,890	9,974	9,249	9,597
MSCI USA Minimum Volatility Ext ESG Reduced Carbon Target Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
MSCI USA Minimum Volatility (USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Minimum Volatility Index	MSCI USA Minimum Volatility Index
Account Value		$ 26,918	$ 10,000	27,273	27,083	26,783	27,104	27,267	26,524	25,603	27,117	25,817	26,196	26,082	24,853	23,958	23,535	22,893	23,771	23,043	22,571	22,073	21,491	20,303		20,478	21,072	21,189	20,905	20,001	20,672	20,366	19,701	20,402	20,105	20,884	19,742	18,311	19,725	20,346	19,358	20,184	20,187	21,307	20,198	20,834	22,139	20,731		21,149	20,052	21,101	20,697	19,999	19,640	19,478	18,719	17,739	17,806	18,296	17,879	16,522	17,110	17,391	16,906	16,177	16,350	15,666	14,333	16,268	17,703	17,300	16,978	16,756	16,784	16,633	16,360	16,096	15,323	15,573	15,237	14,840	14,299	13,520	14,553	14,029	14,617	14,436	14,005	13,549	13,325	13,180	13,171	13,201	13,781	13,313	13,286	12,882	12,638	12,571	12,467	12,221	12,269	12,020	11,848	11,834	11,319	11,171	10,910	10,841	11,154	11,227	11,451	11,284	10,790	10,619	10,667	10,062	9,954	10,094	10,043	10,066	9,495	9,549
MSCI USA Momentum SR Variant Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Momentum SR Variant Index (Spliced)	MSCI USA Momentum SR Variant Index (Spliced)
Account Value		$ 37,419	$ 10,000	37,299	35,862	32,459	31,228	33,707	33,816	31,900	33,241	33,056	33,093	32,176	29,269	31,735	30,338	28,797	30,489	29,623	26,903	25,476	24,307	22,253		22,621	23,755	23,685	23,281	21,761	22,881	22,336	22,250	23,170	23,321	24,250	23,415	20,805	22,138	22,566	21,455	22,940	23,063	26,382	25,209	25,897	28,474	28,619		29,766	27,416	28,404	27,269	27,016	26,509	26,800	25,020	25,334	25,483	25,062	24,219	21,906	22,862	23,784	20,399	20,298	19,450	18,351	16,424	18,539	20,009	19,296	18,956	18,338	18,224	18,447	18,396	18,066	17,005	17,400	17,006	16,647	16,069	15,064	16,318	16,095	17,844	17,679	16,699	16,393	16,416	15,861	15,740	16,334	16,569	15,312	15,297	14,879	14,170	13,778	13,574	13,124	13,071	12,470	12,162	11,905	11,478	11,110	10,990	11,055	11,059	11,010	11,178	10,889	10,578	10,327	10,396	9,880	10,015	10,399	10,410	10,360	9,658	9,851
MSCI USA Sector Neutral Quality Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Sector Neutral Quality Index (Spliced)	MSCI USA Sector Neutral Quality Index (Spliced)
Account Value		$ 33,764	$ 10,000	33,520	32,423	30,987	31,263	33,127	33,438	32,483	33,674	33,517	34,045	33,665	31,128	32,293	31,283	29,644	31,015	30,207	28,333	27,726	26,440	24,365		24,703	26,031	26,135	25,191	23,648	23,487	23,101	22,033	22,638	21,150	22,398	20,768	19,185	21,272	22,395	20,515	22,554	22,592	24,570	23,679	24,706	26,530	25,627		25,785	23,947	25,583	24,872	24,055	23,272	23,013	21,941	20,936	20,267	20,854	20,104	18,034	18,549	19,149	17,126	17,073	17,028	16,128	14,353	16,203	17,672	17,802	17,282	16,559	16,188	15,916	16,189	15,974	14,902	15,955	15,371	14,983	14,359	13,246	14,509	14,363	15,525	15,355	14,807	14,270	14,276	13,893	14,081	14,267	14,680	14,037	13,880	13,381	13,006	12,668	12,598	12,480	12,407	12,214	12,145	12,148	11,600	11,459	11,232	10,908	11,134	11,146	11,166	10,836	10,780	10,670	10,705	10,064	10,009	10,478	10,654	10,608	9,767	9,889
MSCI USA Low Size Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Low Size Index (Spliced)	MSCI USA Low Size Index (Spliced)
Account Value		$ 28,051	$ 10,000	27,731	26,762	25,510	25,960	27,104	27,499	26,402	28,154	28,095	28,382	27,793	25,258	26,059	26,080	25,437	26,859	25,726	24,604	24,827	23,091	21,026		22,013	23,102	23,883	22,913	21,278	21,756	21,903	22,033	22,795	21,055	22,210	20,919	19,229	21,249	21,959	20,161	22,234	22,120	23,812	23,248	23,521	24,987	23,872		24,555	23,164	24,231	23,676	23,372	22,988	22,646	21,580	20,811	19,769	19,956	19,119	16,724	16,770	17,118	15,243	15,577	15,332	14,383	12,641	15,460	16,934	17,137	16,720	16,123	15,911	15,519	16,057	15,885	14,771	15,855	15,282	15,189	14,607	13,255	14,726	14,242	15,141	15,117	14,806	14,332	14,166	14,012	14,033	14,090	14,714	14,159	14,095	13,587	13,372	13,134	13,183	12,994	12,871	12,696	12,575	12,608	12,119	11,892	11,695	11,241	11,497	11,538	11,553	11,191	11,078	10,883	10,823	10,082	9,989	10,479	10,674	10,627	9,979	10,173
MSCI USA Enhanced Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Enhanced Value Index (Spliced)	MSCI USA Enhanced Value Index (Spliced)
Account Value		$ 22,662	$ 10,000	22,726	21,322	20,447	21,235	21,997	21,784	20,881	22,491	22,404	22,696	22,299	20,962	21,353	21,346	20,724	22,240	20,985	20,440	20,623	19,148	17,710		$ 18,358	$ 18,971	$ 19,534	$ 18,838	$ 17,602	$ 18,276	$ 18,478	$ 18,556	$ 19,309	$ 18,024	$ 19,205	$ 18,146	$ 16,035	$ 17,961	$ 18,618	$ 17,576	$ 19,751	$ 19,009	$ 20,166	$ 20,107	$ 20,555	$ 20,955	$ 19,429		$ 19,605	$ 19,128	$ 19,829	$ 19,666	$ 19,817	$ 20,120	$ 19,552	$ 19,219	$ 17,925	$ 16,757	$ 16,219	$ 15,750	$ 13,522	$ 13,683	$ 13,971	$ 12,676	$ 13,312	$ 13,278	$ 12,814	$ 11,511	$ 14,127	$ 15,630	$ 16,257	$ 15,722	$ 15,166	$ 14,744	$ 14,073	$ 14,725	$ 14,479	$ 13,227	$ 14,634	$ 14,143	$ 14,278	$ 14,006	$ 12,734	$ 14,344	$ 14,422	$ 15,323	$ 15,349	$ 14,805	$ 14,318	$ 14,470	$ 14,190	$ 14,128	$ 14,460	$ 14,940	$ 14,318	$ 14,088	$ 13,515	$ 13,176	$ 12,725	$ 12,693	$ 12,451	$ 12,299	$ 12,311	$ 12,286	$ 12,427	$ 11,877	$ 11,719	$ 11,465	$ 10,715	$ 10,846	$ 10,766	$ 10,634	$ 10,171	$ 10,296	$ 10,144	$ 10,067	$ 9,402	$ 9,284	$ 10,108	$ 10,324	$ 10,393	$ 9,676	$ 9,961
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 14,845		14,522	13,821	12,989	13,066	13,871	14,120	13,443	13,830	13,759	13,859	13,569	12,738	13,065	12,647	12,078	12,616	12,221	11,593	11,434	10,894	9,964	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,380		11,410	11,237	11,321	11,277	11,273	11,028	11,214	11,400	11,359	11,645	11,491	11,009	11,067	10,964	10,783	11,060	10,959	11,121	11,146	10,735	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,380		11,410	11,237	11,321	11,277	11,273	11,028	11,214	11,400	11,359	11,645	11,491	11,009	11,067	10,964	10,783	11,060	10,959	11,121	11,146	10,735	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,380		11,410	11,237	11,321	11,277	11,273	11,028	11,214	11,400	11,359	11,645	11,491	11,009	11,067	10,964	10,783	11,060	10,959	11,121	11,146	10,735	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,380		11,410	11,237	11,321	11,277	11,273	11,028	11,214	11,400	11,359	11,645	11,491	11,009	11,067	10,964	10,783	11,060	10,959	11,121	11,146	10,735	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,380		11,410	11,237	11,321	11,277	11,273	11,028	11,214	11,400	11,359	11,645	11,491	11,009	11,067	10,964	10,783	11,060	10,959	11,121	11,146	10,735	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,380		11,410	11,237	11,321	11,277	11,273	11,028	11,214	11,400	11,359	11,645	11,491	11,009	11,067	10,964	10,783	11,060	10,959	11,121	11,146	10,735	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,380		11,410	11,237	11,321	11,277	11,273	11,028	11,214	11,400	11,359	11,645	11,491	11,009	11,067	10,964	10,783	11,060	10,959	11,121	11,146	10,735	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,380		$ 11,410	$ 11,237	$ 11,321	$ 11,277	$ 11,273	$ 11,028	$ 11,214	$ 11,400	$ 11,359	$ 11,645	$ 11,491	$ 11,009	$ 11,067	$ 10,964	$ 10,783	$ 11,060	$ 10,959	$ 11,121	$ 11,146	$ 10,735	$ 10,272	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index